Capital assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Capital assets [Line Items]
Beginning balance	$ 3,337,965
Ending balance	5,316,873	$ 3,337,965
Property, plant and equipment	5,316,873	3,337,965
Capital assets [Member]
Disclosure of Capital assets [Line Items]
Beginning balance	3,337,965	3,433,245
Acquisitions	1,975,327	25,390
Additions	503,842	290,593
Increase in right-of-use assets	98,343	0
Transfers from exploration and evaluation assets	29,615	8,187
Depletion and depreciation	(605,994)	(479,698)
Changes in asset retirement obligations	(100,876)	(48,187)
Foreign exchange	78,651	108,435
Ending balance	5,316,873	3,337,965
Property, plant and equipment	3,337,965	3,337,965
Capital assets [Member] | Gross carrying amount [member]
Disclosure of Capital assets [Line Items]
Beginning balance	6,539,052
Ending balance	9,202,604	6,539,052
Property, plant and equipment	9,202,604	6,539,052
Capital assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of Capital assets [Line Items]
Beginning balance	(3,201,087)
Ending balance	(3,885,731)	(3,201,087)
Property, plant and equipment	$ (3,885,731)	$ (3,201,087)